Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through February 28, 2018, the date at which the consolidated financial statements were available to be issued. The Company has determined that there are no items to disclose.